FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE


         Report for the Calendar Year or Quarter Ended:   June 30, 2009

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name:  Philip C. Timon

   Address: 223 Wilmington-West Chester Pike, Suite 108, Chadds Ford, PA 19317
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                         Form 13F File Number: 028-11895
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
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Title:   Investment Manager
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Phone:   (484) 352-1110
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                    Chadds Ford, PA            08/14/2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   10
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Form 13F Information Table Value Total:   $ 28,124 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                  June 30, 2009


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    Column 1                    Column 2        Column 3    Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                    Value      Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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ABAXIS INC                        COM         002567105     $   2,927    142,500   SH          SOLE               142,500
BROWN & BROWN INC                 COM         115236101     $   1,863     93,500   SH          SOLE                93,500
FORWARD AIR CORP                  COM         349853101     $     533     25,000   SH          SOLE                25,000
GENTEX CORP                       COM         371901109     $   3,480    300,000   SH          SOLE               300,000
GILDAN ACTIVEWEAR INC             COM         375916103     $   1,982    133,900   SH          SOLE               133,900
INGERSOLL-RAND COMPANY LTD        CL A        G4776G101     $   3,867    185,000   SH          SOLE               185,000
ITT EDUCATIONAL SERVICES INC      COM         45068B109     $   1,877     18,650   SH          SOLE                18,650
NCR CORP NEW                      COM         62886E108     $   3,551    300,200   SH          SOLE               300,200
TNS INC                           COM         872960109     $   4,688    250,000   SH          SOLE               250,000
WMS INDS INC                      COM         929297109     $   3,356    106,500   SH          SOLE               106,500